Average Annual Total Returns - FidelitySmallCapGrowthK6Fund-PRO - FidelitySmallCapGrowthK6Fund-PRO - Fidelity Small Cap Growth K6 Fund	Sep. 28, 2024
Fidelity Small Cap Growth K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	19.62%
Past 5 years	13.20%
Since Inception	11.57%	[1]
RS014
Average Annual Return:
Past 1 year	18.66%
Past 5 years	9.22%
Since Inception	7.45%
RS003
Average Annual Return:
Past 1 year	25.96%
Past 5 years	15.16%
Since Inception	12.28%

[1]	A From May 25, 2017 .